Average Annual Total Returns - Retail Class - Transamerica Government Money Market	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	C 1 Year	C 5 Years	C 10 Years	C Inception Date	I 1 Year	I 5 Years	I 10 Years	I Inception Date
Total	0.39%	0.53%	0.27%	Mar. 01, 2002	0.23%	0.31%	0.16%	0.23%	0.31%	0.16%	0.70%	0.46%	0.23%	Nov. 11, 2002	0.34%	0.68%	0.35%	Nov. 30, 2009